Business Organization and Nature of Operations	12 Months Ended
Dec. 31, 2015
Business Organization and Nature of Operations [Abstract]
Business Organization and Nature of Operations

Note 1 - Business Organization and Nature of Operations

CohBar, Inc. (“CohBar” or the “Company”) is a leader in the research and development of mitochondria-based therapeutics (“MBTs”), an emerging class of drugs for the treatment of diseases associated with aging. MBTs originate from the discovery by the Company’s founders of a novel group of peptides within the genome of mitochondria, the powerhouses of the cell. The Company’s ongoing development of mitochondrial-derived peptides (“MDPs”) into MBTs offers the potential to address a broad range of diseases such as type 2 diabetes, cancer, atherosclerosis and neurodegenerative disorders.

The Company’s primary activities include research and development of its MBT pipeline, securing intellectual property protection, managing collaborations with contract research organizations (“CROs”) and academic institutions, expanding its scientific leadership and laboratory staff and raising capital. To date, the Company has not generated any revenues from operations and does not expect to generate any revenues in the near future and has funded its business with the proceeds of an initial public offering and private placements of equity and debt securities.

In April 2014, the Company effected a 3.6437695-for-1 stock split of its issued and outstanding shares of common stock. All references in these financial statements to the number of shares, options and other common stock equivalents, price per share and weighted-average number of shares outstanding of common stock have been adjusted to retroactively reflect the effect of the stock split.